Fixed assets (Narrative) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 114,389	€ 87,220
Useful lives	20-40 years
Capitalized borrowing costs	€ 1,140
Italy [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets		44,986
Useful lives	20 years
Spain [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 109,545	€ 24,753
Useful lives	25 years
Italy and Spain [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expenses	€ 4,383
Netherlands [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expenses	€ 1,353
Useful lives	12 years
Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 102,784
Biogas Installations [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Fixed Assets	€ 19,588